JPMorgan BetaBuilders MSCI US REIT ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Apartments — 17.9%
American Homes 4 Rent, Class A, REIT	257,576	9,283,039
Apartment Income REIT Corp., REIT	122,300	4,739,125
Apartment Investment and Management Co., Class A, REIT *	127,626	1,006,969
AvalonBay Communities, Inc., REIT	113,199	21,811,183
Camden Property Trust, REIT	82,127	8,430,337
Centerspace, REIT	12,889	879,803
Elme Communities, REIT	73,351	1,130,339
Equity LifeStyle Properties, Inc., REIT	143,377	8,999,774
Equity Residential, REIT	284,324	18,489,590
Essex Property Trust, Inc., REIT	52,474	13,632,221
Independence Realty Trust, Inc., REIT	183,544	3,065,185
Invitation Homes, Inc., REIT	494,932	17,218,684
Mid-America Apartment Communities, Inc., REIT	93,548	12,508,303
NexPoint Residential Trust, Inc., REIT	19,726	723,352
Sun Communities, Inc., REIT	100,357	11,841,123
UDR, Inc., REIT	263,957	10,194,019
		143,953,046
Diversified — 18.2%
Alexander & Baldwin, Inc., REIT	60,909	1,023,271
American Assets Trust, Inc., REIT	43,586	947,996
Armada Hoffler Properties, Inc., REIT	58,240	660,442
Broadstone Net Lease, Inc., REIT	142,363	2,185,272
Digital Realty Trust, Inc., REIT	232,525	33,795,184
EPR Properties, REIT	61,562	2,526,504
Equinix, Inc., REIT	74,775	57,051,829
Farmland Partners, Inc., REIT (a)	45,654	495,802
Gaming and Leisure Properties, Inc., REIT	208,801	9,375,165
Gladstone Commercial Corp., REIT (a)	35,446	510,068
Gladstone Land Corp., REIT	29,510	398,385
Global Net Lease, Inc., REIT (a)	162,218	1,213,391
InvenTrust Properties Corp., REIT	56,209	1,392,297
One Liberty Properties, Inc., REIT	15,663	367,611
Safehold, Inc., REIT	38,866	749,336
UMH Properties, Inc., REIT	45,452	687,234
Veris Residential, Inc., REIT	65,147	996,098
VICI Properties, Inc., REIT	778,840	22,360,496
WP Carey, Inc., REIT	168,627	9,510,563
		146,246,944
Health Care — 11.6%
American Healthcare REIT, Inc., REIT	15,652	229,458
CareTrust REIT, Inc., REIT	80,312	2,053,578
Community Healthcare Trust, Inc., REIT	20,760	487,030
Diversified Healthcare Trust, REIT	104,658	254,319
Global Medical REIT, Inc., REIT	54,733	508,470
Healthcare Realty Trust, Inc., REIT	309,683	5,026,155
Healthpeak Properties, Inc., REIT	562,772	11,199,163
LTC Properties, Inc., REIT	33,991	1,169,290

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care — continued
Medical Properties Trust, Inc., REIT (a)	491,239	2,633,041
National Health Investors, Inc., REIT	35,815	2,366,655
Omega Healthcare Investors, Inc., REIT	190,481	6,158,251
Sabra Health Care REIT, Inc., REIT	189,834	2,767,780
Universal Health Realty Income Trust, REIT	11,575	434,989
Ventas, Inc., REIT	323,663	16,267,302
Welltower, Inc., REIT	402,335	41,710,069
		93,265,550
Hotels — 3.7%
Apple Hospitality REIT, Inc., REIT	178,087	2,571,576
Chatham Lodging Trust, REIT	41,468	350,819
DiamondRock Hospitality Co., REIT	173,807	1,472,145
Host Hotels & Resorts, Inc., REIT	579,642	10,398,778
Park Hotels & Resorts, Inc., REIT	184,492	2,926,043
Pebblebrook Hotel Trust, REIT	108,915	1,541,147
RLJ Lodging Trust, REIT	134,549	1,342,799
Ryman Hospitality Properties, Inc., REIT	42,715	4,488,065
Service Properties Trust, REIT	138,830	746,905
Summit Hotel Properties, Inc., REIT	92,429	565,666
Sunstone Hotel Investors, Inc., REIT	173,811	1,786,777
Xenia Hotels & Resorts, Inc., REIT	95,142	1,378,608
		29,569,328
Industrial — 14.7%
Americold Realty Trust, Inc., REIT	218,947	5,839,317
EastGroup Properties, Inc., REIT	35,418	5,850,345
First Industrial Realty Trust, Inc., REIT	107,462	5,063,609
Innovative Industrial Properties, Inc., REIT (a)	23,107	2,490,473
LXP Industrial Trust, REIT	227,038	1,929,823
Plymouth Industrial REIT, Inc., REIT	36,499	761,369
Prologis, Inc., REIT	732,935	80,981,988
Rexford Industrial Realty, Inc., REIT	148,924	6,755,193
STAG Industrial, Inc., REIT	145,855	5,113,676
Terreno Realty Corp., REIT	62,083	3,512,656
		118,298,449
Office — 6.0%
Alexandria Real Estate Equities, Inc., REIT	126,221	15,020,299
Boston Properties, Inc., REIT	120,987	7,340,281
Brandywine Realty Trust, REIT	149,093	687,319
COPT Defense Properties, REIT	92,515	2,282,345
Cousins Properties, Inc., REIT	124,197	2,872,677
Douglas Emmett, Inc., REIT (a)	145,328	2,027,326
Easterly Government Properties, Inc., REIT (a)	72,888	862,994
Empire State Realty Trust, Inc., Class A, REIT	115,922	1,104,737
Equity Commonwealth, REIT *	90,468	1,746,937
Highwoods Properties, Inc., REIT (a)	86,780	2,253,677
Hudson Pacific Properties, Inc., REIT (a)	121,018	594,198

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
JBG SMITH Properties, REIT	85,307	1,228,421
Kilroy Realty Corp., REIT	86,273	2,892,734
Paramount Group, Inc., REIT	151,082	687,423
Peakstone Realty Trust, REIT	16,176	200,582
Piedmont Office Realty Trust, Inc., Class A, REIT	105,939	772,295
SL Green Realty Corp., REIT (a)	53,400	2,828,598
Vornado Realty Trust, REIT (a)	134,018	3,286,121
		48,688,964
Regional Malls — 5.2%
CBL & Associates Properties, Inc., REIT	12,071	266,769
Macerich Co. (The), REIT (a)	176,855	2,674,048
Simon Property Group, Inc., REIT	243,980	36,916,614
Tanger, Inc., REIT (a)	86,130	2,390,107
		42,247,538
Shopping Centers — 5.7%
Acadia Realty Trust, REIT	79,497	1,370,528
Alexander's, Inc., REIT	2,071	439,466
Brixmor Property Group, Inc., REIT	244,097	5,494,624
Federal Realty Investment Trust, REIT	59,449	6,001,377
Kimco Realty Corp., REIT	544,698	10,545,353
Kite Realty Group Trust, REIT	178,895	3,921,378
NETSTREIT Corp., REIT (a)	46,620	808,857
Phillips Edison & Co., Inc., REIT	95,854	3,061,577
Regency Centers Corp., REIT	135,454	8,316,876
Retail Opportunity Investments Corp., REIT	103,764	1,299,125
Saul Centers, Inc., REIT	12,737	463,499
SITE Centers Corp., REIT	157,721	2,274,337
Urban Edge Properties, REIT	97,478	1,728,285
Whitestone, REIT	41,980	547,419
		46,272,701
Single Tenant — 6.0%
Agree Realty Corp., REIT	72,187	4,386,082
Essential Properties Realty Trust, Inc., REIT	116,641	3,123,646
Four Corners Property Trust, Inc., REIT	69,432	1,694,835
Getty Realty Corp., REIT	33,438	923,223
NNN REIT, Inc., REIT	145,312	6,069,682
Realty Income Corp., REIT	611,461	32,444,121
		48,641,589
Storage — 10.7%
CubeSmart, REIT	182,262	7,711,505
Extra Space Storage, Inc., REIT	169,986	24,608,873
Iron Mountain, Inc., REIT	235,426	18,996,524

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Storage — continued
National Storage Affiliates Trust, REIT (a)	70,808	2,590,157
Public Storage, REIT	119,156	32,628,487
		86,535,546
Total Common Stocks (Cost $948,256,895)		803,719,655
Short-Term Investments — 3.0%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c) (Cost $7,515,441)	7,515,441	7,515,441
Investment of Cash Collateral from Securities Loaned — 2.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (b) (c)	13,999,899	14,001,299
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	2,536,896	2,536,896
Total Investment of Cash Collateral from Securities Loaned (Cost $16,541,395)		16,538,195
Total Short-Term Investments (Cost $24,056,836)		24,053,636
Total Investments — 102.7% (Cost $972,313,731)		827,773,291
Liabilities in Excess of Other Assets — (2.7)%		(21,916,404)
NET ASSETS — 100.0%		805,856,887

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2024. The total value of securities on loan at May 31, 2024 is $16,623,783.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	51	06/21/2024	USD	1,693,200	39,803

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$827,773,291	$—	$—	$827,773,291
Appreciation in Other Financial Instruments
Futures Contracts (a)	$39,803	$—	$—	$39,803

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$17,005,199	$5,000,000	$8,000,000	$(2,400)	$(1,500)	$14,001,299	13,999,899	$236,945	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	2,746,649	12,822,776	13,032,529	—	—	2,536,896	2,536,896	38,004	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	1,720,296	11,967,501	6,172,356	—	—	7,515,441	7,515,441	59,656	—
Total	$21,472,144	$29,790,277	$27,204,885	$(2,400)	$(1,500)	$24,053,636		$334,605	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.